Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 20, 2021
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 20, 2021
Document Effective Date	Jul. 20, 2021
Prospectus Date	Jul. 20, 2021
AI Quality Growth ETF | AI Quality Growth ETF
Prospectus:
Trading Symbol	AQGX
Adaptive Hedged High Income ETF | Adaptive Hedged High Income ETF
Prospectus:
Trading Symbol	AHHX
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Prospectus:
Trading Symbol	AMAX
RH Tactical Outlook ETF | RH Tactical Outlook ETF
Prospectus:
Trading Symbol	RHTX
RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus:
Trading Symbol	RHRX